CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2018	2019

Cash	2,161,622	5,810,938
Restricted cash - current assets	87	34,299
Restricted cash - non-current assets	123,039	128,025

Total cash and restricted cash shown in the consolidated statements of cash flows	2,284,748	5,973,262